Supplement Dated June 4, 2021

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective April 26, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the title for Mark Pliska and replace with, “Assistant Vice President and Portfolio Manager, JNAM.”

Effective June 1, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Alternative Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Joseph F. Feeney, Jr., CFA	April 2017	Chief Executive Officer and Chief Investment Officer, Boston Partners
Paul Korngiebel, CFA	April 2017	Portfolio Manager, Boston Partners
David Kim	June 2021	Portfolio Manager, Boston Partners
Jeffrey E. Gundlach	August 2018	Chief Executive Officer and Chief Investment Officer, DoubleLine
Jeffrey J. Sherman	August 2018	Deputy Chief Investment Officer, DoubleLine
Mark Landecker, CFA	April 2015	Partner and Portfolio Manager, FPA
Steven Romick, CFA	April 2015	Managing Partner and Portfolio Manager, FPA
Brian A. Selmo, CFA	April 2015	Partner and Portfolio Manager, FPA
Chris Wright	April 2021	Portfolio Manager and Senior Research Analyst, KAR
Sean H. Reynolds	April 2015	Managing Director, Portfolio Manager/Analyst, Lazard
Frank Bianco, CFA	April 2015	Director, Portfolio Manager/Analyst, Lazard
Aziz V. Hamzaogullari, CFA	April 2018	Portfolio Manager, Loomis Sayles
Roy D. Behren	March 2016	Portfolio Manager, Westchester
Michael T. Shannon	March 2016	Portfolio Manager, Westchester
S. Kenneth Leech	April 2015	Chief Investment Officer, Western Asset
Prashant Chandran	April 2015	Portfolio Manager, Western Asset

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/American Funds New World Fund, please delete the Annual Total Returns Tables in the entirety and replace with following:

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds New World Fund (Class A)	23.06%	12.88%	6.11%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%

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Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/American Funds New World Fund (Class I)	23.44%	13.19%	6.37%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	16.26%	12.26%	9.13%

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Baillie Gifford International Growth Fund, please delete the second paragraph in the entirety and replace with following:

The Fund invests predominantly in securities issued by companies located in countries outside the United States, including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in the United States. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the United States and typically maintains substantial exposure to emerging markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the United States. In selecting companies for investment, the Fund’s sub-adviser, Baillie Gifford Overseas Limited (“Sub-Adviser”) generally considers issuers in both developed and emerging markets.

Effective June 30, 2021, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/MFS Mid Cap Value Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Kevin Schmitz	April 2017	Investment Officer, MFS
Brooks Taylor	April 2017	Investment Officer, MFS
Richard Offen	June 2021	Investment Officer, MFS

In the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Neuberger Berman Commodity Strategy Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Hakan Kaya	April 2014	Managing Director, NBIA
Thomas A. Sontag	April 2014	Managing Director, NBIA
David Yi Wan	April 2016	Senior Vice President, NBIA
Michael Foster	May 2021	Managing Director, NBIA

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/RAFI® Fundamental U.S. Small Cap Fund, please delete the Annual Total Returns Tables in the entirety and replace with following:

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/RAFI® Fundamental U.S. Small Cap Fund (Class A)	8.62%	4.56%	5.85%
RAFI Fundamental U.S. Small Company Index (reflects no deduction for fees, expenses, or taxes)	9.23%	10.84%	10.82%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	18.90%	13.89%	12.15%

Average Annual Total Returns as of 12/31/2020
	1 year	5 year	10 year
JNL/RAFI® Fundamental U.S. Small Cap Fund (Class I)	9.02%	4.85%	6.12%
RAFI Fundamental U.S. Small Company Index (reflects no deduction for fees, expenses, or taxes)	9.23%	10.84%	10.82%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	18.90%	13.89%	12.15%

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In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/WMC Government Money Market Fund, please delete the Class I Annual Fund Operating Expenses Table and corresponding endnotes in the entirety and replace with following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses	0.26%
Less Waiver/Reimbursement[2]	0.11%
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.15%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The Fund will suspend or reduce 12b-1 fee payments as needed in order to maintain a yield for Class A shares of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by Jackson National Life Distributors LLC (“JNLD”) to investment professionals and financial institutions. JNLD may not recapture any suspended or reduced amounts. The fee waiver will continue through April 30, 2022. The fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

In the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Michael Carapucci	2010	Vice President, GSAM
Neill Nuttall	May 2021	Managing Director, GSAM

Effective April 26, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management” for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, and JNL iShares Tactical Growth Fund, please delete the paragraph for Mark Pliska in the entirety and replace with following:

Mark Pliska, CFA, is an Assistant Vice President for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

Effective April 26, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Adviser and Portfolio Management,” for the JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the paragraph for Mark Pliska in the entirety and replace with following:

Mark Pliska, CFA, is an Assistant Vice President for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

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Effective June 1, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management” subsection, “The Sub-Advisers to the JNL Multi-Manager Alternative Fund” please add the following after the ninth paragraph:

David Kim is a portfolio manager for Boston Partners Emerging Markets strategies, including Boston Partners Emerging Markets Equity and Emerging Markets Dynamic Equity.  Prior to this role, he was an emerging markets industry analyst with Boston Partners specializing in fundamental research of stocks held in our Emerging Markets Equity portfolios. Prior to Boston Partners he was a private equity associate at Great Hill Partners, specializing within the broader technology sector. Mr. Kim holds a B.A. degree in economics from Amherst College, as well as an M.B.A. degree from Harvard Business School. He has six years of investment experience.

In the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Baillie Gifford International Growth Fund, please delete the second paragraph in the entirety and replace with following:

The Fund invests predominantly in securities issued by companies located in countries outside the United States, including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in the United States. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the United States and typically maintains substantial exposure to emerging markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”) and in securities offerings that are not registered in the United States. In selecting companies for investment, the Fund’s sub-adviser, Baillie Gifford Overseas Limited (“Sub-Adviser”) generally considers issuers in both developed and emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of purchases of or redemptions from the Fund.

Effective June 30, 2021, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/MFS Mid Cap Value Fund, please add the following after the third paragraph:

Richard Offen, an Investment Officer of MFS, has co-managed the Fund since June 2021. He has been employed in the investment area of MFS since 2011.

In the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management” for the JNL/Neuberger Berman Commodity Strategy Fund, please add the following after fifth paragraph:

Michael Foster is a Managing Director of the Manager. He has been a Portfolio Manager of the Fund since May 2021. Mr. Foster has been a portfolio manager at the firm since 2004.

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In the section entitled, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, under the heading “Alternative Assets,” please delete the JNL/Morningstar PitchBook Listed Private Equity Index Fund from the Underlying Funds table.

In the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the second through fourth paragraphs in the entirety and replace with the following:

Neill Nuttall and Michael Carapucci share the primary responsibility for the development of the investment allocations of Fund.

Mr. Nuttall is the chief investment officer of the Multi-Asset Solutions (MAS) Group within Goldman Sachs Asset Management. The MAS Group provides multi-asset class products and solutions for institutional and individual investors, focusing on customized asset allocation, tactical implementation, risk management and portfolio construction. Mr. Nuttall joined Goldman Sachs as a managing director in Asset Management in 2014. Prior to joining the firm, he worked for almost 30 years at JPMorgan Asset Management (JPMAM) and its heritage firms, based for 14 years in Hong Kong and subsequently in London. From 2006, Mr. Nuttall served as chief investment officer and head of JPMAM’s Global Multi Asset Group (GMAG) and later as head of Asset Allocation for GMAG. Prior to joining GMAG, Mr. Nuttall served as a managing director and senior strategist within JPMAM’s Currency Group. Previous roles included senior investing positions at Jardine Fleming Investment Management in the International Multi-Asset Portfolios Group. Prior to joining, JPMAM, Mr. Nuttall worked for Standard Chartered Bank in Hong Kong and Thailand. Neill earned a BA (Hons) in Politics from the University of Exeter.

This Supplement is dated June 4, 2021.

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Supplement Dated June 4, 2021

To The Statement of Additional Information

Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective June 1, 2021, on page 185, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Boston Partner Global Investors, Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table in the entirety and replace with the following, which reflects information as of March 31, 2021:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Joseph F. Feeney, Jr., CFA	Other Registered Investment Companies	9	$21.7 billion	0	$0
	Other Pooled Vehicles	1	$1.5 billion	0	$0
	Other Accounts	36	$5.0 billion	1	$27 million

Paul Korngiebel, CFA	Other Registered Investment Companies	2	$95 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

David Kim	Other Registered Investment Companies	2	$95 million	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Effective June 1, 2021, on page 186, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Boston Partner Global Investors, Inc., under “Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund as of December 31, 2020,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL Multi-Manager Alternative Fund as of March 31, 2021

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Joseph F. Feeney, Jr.	X
Paul Korngiebel, CFA	X
David Kim	X

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On page 215, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Goldman Sachs Asset Management, L.P., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the first table in the entirety and replace with the following, which reflects information as of March 31, 2021:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Michael Carapucci	Other Registered Investment Companies	5	$5.17 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Neill Nuttall	Other Registered Investment Companies	26	$14.57 billion	0	$0
	Other Pooled Vehicles	20	$7.62 billion	0	$0
	Other Accounts	95	$129.06 billion	2	$4.13 billion

On page 217, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Goldman Sachs Asset Management, L.P. under “Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund as of December 31, 2020,” please delete the table and the heading in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund as of March 31, 2021

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Michael Carapucci	X
Neill Nuttall	X

Effective June 30, 2021, on page 243, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Massachusetts Financial Services Company (dba MFS Investment Management), under “Portfolio Manager Compensation,” please delete fifth paragraph and corresponding table in the entirety and replace with the following:

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2020, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund:

Fund/Portfolio Managers	Benchmark(s)
JNL/MFS Mid Cap Value Fund
Kevin Schmitz	MSCI USA Mid Cap Value Index (gross div)
Brooks Taylor	MSCI USA Mid Cap Value Index (gross div)
Richard Offen	Russell Midcap® Value Index

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Effective June 30, 2021, on page 243, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Massachusetts Financial Services Company (dba MFS Investment Management), under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table in the entirety and replace with the following, which reflects information as of April 30, 2021:

JNL/MFS Mid Cap Value Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Kevin Schmitz	Other Registered Investment Companies	9	$23.7 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	4	$123.3 million	0	$0

Brooks Taylor	Other Registered Investment Companies	10	$23.7 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	4	$123.3 million	0	$0

Richard Offen	Other Registered Investment Companies	4	$6.3 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Effective June 30, 2021, on page 244, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Massachusetts Financial Services Company (dba MFS Investment Management), under “Security Ownership of Portfolio Managers for the JNL/MFS Mid Cap Value Fund as of December 31, 2020,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/MFS Mid Cap Value Fund as of April 30, 2021

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Kevin Schmitz	X
Brooks Taylor	X
Richard Offen	X

On page 249, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Neuberger Berman Investment Advisers LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/Neuberger Berman Commodity Strategy Fund in the entirety and replace with the following, which reflects information as of March 31, 2021:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Hakan Kaya	Other Registered Investment Companies	2	$151 million	0	$0
	Other Pooled Vehicles	3	$1.15 billion	0	$0
	Other Accounts	0	$0	0	$0

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				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Thomas Sontag	Other Registered Investment Companies	6	$1.74 billion	0	$0
	Other Pooled Vehicles	12	$850 million	0	$0
	Other Accounts	11	$6.71 billion	0	$0

David Yi Wan	Other Registered Investment Companies	2	$151 million	0	$0
	Other Pooled Vehicles	3	$1.15 billion	0	$0
	Other Accounts	0	$0	0	$0

Michael Foster	Other Registered Investment Companies	3	$174 million	0	$0
	Other Pooled Vehicles	2	$124 million	0	$0
	Other Accounts	112	$9.81 billion	0	$0

On page 250, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Neuberger Berman Investment Advisers LLC, under “Security Ownership of Portfolio Managers for the JNL/Neuberger Berman Commodity Strategy Fund as of December 31, 2020,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Neuberger Berman Commodity Strategy Fund as of March 31, 2021

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Hakan Kaya	X
Thomas Sontag	X
David Yi Wan	X
Michael Foster	X

This Supplement is dated June 4, 2021.

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